UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2018

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.18

ANNUAL REPORT

AB FIXED-INCOME SHARES, INC.

GOVERNMENT MONEY MARKET PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 1

EXPENSE EXAMPLE (continued)

	Beginning Account Value November 1, 2017	Ending Account Value April 30, 2018	Expenses Paid During Period		Annualized Expense Ratio
Class A
Actual	$1,000	$1,004.70	$1.84	*	0.39	%*
Hypothetical**	$1,000	$1,021.72	$1.86	*	0.39	%*
Class B
Actual	$1,000	$1,004.60	$2.03	*	0.43	%*
Hypothetical**	$1,000	$1,021.54	$2.05	*	0.43	%*
Class C
Actual	$1,000	$1,004.70	$1.89	*	0.40	%*
Hypothetical**	$1,000	$1,021.68	$1.91	*	0.40	%*
Advisor Class
Actual	$1,000	$1,004.70	$1.84	*	0.39	%*
Hypothetical**	$1,000	$1,021.72	$1.86	*	0.39	%*
Class K
Actual	$1,000	$1,005.10	$1.51	*	0.32	%*
Hypothetical**	$1,000	$1,022.05	$1.52	*	0.32	%*
Class I
Actual	$1,000	$1,005.40	$1.13	*	0.24	%*
Hypothetical**	$1,000	$1,022.43	$1.14	*	0.24	%*
Class 1
Actual	$1,000	$1,005.50	$1.04	*	0.22	%*
Hypothetical**	$1,000	$1,022.52	$1.05	*	0.22	%*
Class AB
Actual	$1,000	$1,005.80	$1.09	***	0.22	%***
Hypothetical**	$1,000	$1,023.70	$1.10	***	0.22	%***
Institutional Class
Actual	$1,000	$1,005.90	$0.99	***	0.20	%***
Hypothetical**	$1,000	$1,023.80	$1.00	***	0.20	%***

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 172/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS

April 30, 2018

	Yield*	Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 100.0%
U.S. Government & Government Sponsored Agency Obligations – 82.6%
Federal Farm Credit Bank
7/05/18	0.700%	$23,000	$22,963,120
6/01/18	1.100%	1,980	1,979,232
(3.12% - Daily FCPR), 1/02/19(a)	1.630%	55,000	54,996,252
(1 Month LIBOR - 0.19%), 5/03/18(a)	1.697%	80,000	79,999,982
(3 Month LIBOR - 0.07%), 8/06/18(a)	1.719%	43,000	43,033,108
(1 Month LIBOR - 0.16%), 8/17/18(a)	1.736%	112,500	112,498,654
(1 Month LIBOR - 0.15%), 6/19/18(a)	1.746%	100,000	99,999,594
(1 Month LIBOR - 0.15%), 7/25/18(a)	1.747%	150,000	149,998,944
(1 Month LIBOR - 0.15%), 10/11/18(a)	1.747%	115,000	114,998,392
(1 Month LIBOR - 0.14%), 12/06/18(a)	1.756%	25,000	24,996,802
(2.96% - Daily FCPR), 6/01/18(a)	1.790%	4,400	4,400,217
(1 Month LIBOR - 0.10%), 8/08/18(a)	1.795%	2,750	2,750,136
(1 Month LIBOR - 0.07%), 4/18/19(a)	1.824%	10,000	10,002,020
(2.87% - Daily FCPR), 6/27/18(a)	1.880%	28,500	28,512,826
(2.85% - Daily FCPR), 8/10/18(a)	1.900%	20,500	20,514,860
(1 Month LIBOR + 0.02%), 5/17/18(a)	1.916%	68,440	68,445,473
(2.83% - Daily FCPR), 9/12/18(a)	1.920%	3,500	3,503,490
(1 Month LIBOR + 0.04%), 11/01/18(a)	1.932%	3,125	3,127,596
(1 Month LIBOR + 0.04%), 6/11/18(a)	1.942%	1,205	1,205,241
(1 Month LIBOR + 0.05%), 7/11/18(a)	1.947%	3,200	3,201,171
(2.78% - Daily FCPR), 6/12/18(a)	1.970%	11,300	11,304,906
(1 Month LIBOR + 0.09%), 5/25/18(a)	1.987%	108,875	108,892,310
(3 Month LIBOR - 0.36%), 4/30/19(a)	1.999%	25,000	25,000,000
(2.75% - Daily FCPR), 7/18/18(a)	2.000%	98,300	98,387,021
(1 Month LIBOR + 0.12%), 5/04/18(a)	2.003%	103,500	103,502,354

abfunds.com	AB FIXED-INCOME SHARES, INC. | 3

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(1 Month LIBOR + 0.12%), 11/13/18(a)	2.016%	$2,985	$2,989,175
(1 Month LIBOR + 0.12%), 6/20/18(a)	2.017%	1,700	1,700,579
(1 Month LIBOR + 0.12%), 11/23/18(a)	2.018%	10,000	10,014,586
(1 Month LIBOR + 0.13%), 7/19/18(a)	2.026%	2,000	2,001,158
Federal Home Loan Bank
6/29/18	0.875%	29,595	29,564,509
10/01/18	0.875%	5,750	5,724,307
(1 Month LIBOR - 0.17%), 6/05/18(a)	1.708%	100,000	100,000,000
(1 Month LIBOR - 0.16%), 5/03/18(a)	1.722%	50,000	50,000,000
(1 Month LIBOR - 0.16%), 8/02/18(a)	1.727%	137,350	137,341,850
(1 Month LIBOR - 0.16%), 5/11/18(a)	1.737%	80,000	80,000,445
(1 Month LIBOR - 0.16%), 5/24/18(a)	1.737%	100,000	100,000,000
(1 Month LIBOR - 0.16%), 5/24/18(a)	1.742%	100,000	100,000,000
(1 Month LIBOR - 0.14%), 5/01/18(a)	1.747%	50,000	50,000,000
(1 Month LIBOR - 0.14%), 7/03/18(a)	1.747%	77,500	77,496,051
(1 Month LIBOR - 0.15%), 7/11/18(a)	1.747%	100,000	100,000,000
(1 Month LIBOR - 0.15%), 7/26/18(a)	1.748%	100,000	100,000,000
(1 Month LIBOR - 0.14%), 6/12/18(a)	1.759%	3,600	3,599,886
(1 Month LIBOR - 0.14%), 5/09/18(a)	1.760%	50,000	50,000,000
(1 Month LIBOR - 0.13%), 10/10/18(a)	1.767%	100,300	100,299,981
(1 Month LIBOR - 0.13%), 8/27/18(a)	1.770%	100,000	100,000,000
(1 Month LIBOR - 0.12%), 8/27/18(a)	1.775%	25,000	24,999,223
(3 Month LIBOR - 0.16%), 5/24/19(a)	1.784%	3,100	3,103,268
(1 Month LIBOR - 0.10%), 1/11/19(a)	1.795%	50,000	50,000,000
(1 Month LIBOR - 0.09%), 4/09/19(a)	1.805%	50,000	50,000,000

4 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

(1 Month LIBOR - 0.08%), 9/21/18(a)	1.818%	$100,000	$100,000,000
(3 Month LIBOR - 0.46%), 10/10/18(a)	1.895%	100,000	100,000,000
(2.85% - Daily FCPR), 11/07/18(a)	1.900%	7,000	7,010,633
(3 Month LIBOR - 0.39%), 1/22/19(a)	1.965%	100,000	100,000,000
(3 Month LIBOR - 0.35%), 4/24/19(a)	1.998%	100,000	100,000,000
(3 Month LIBOR - 0.34%), 4/30/19(a)	1.999%	50,000	50,000,000
Federal Home Loan Bank Discount Notes 5/11/18	1.720%	1,510	1,509,348
5/25/18	1.730%	4,100	4,095,353
5/30/18	1.730%	50,000	49,932,776
6/01/18	1.760%	50,000	49,928,872
6/06/18	1.760%	50,000	49,916,550
6/12/18	1.760%	99,500	99,299,175
6/13/18	1.760%	100,000	99,810,083
6/14/18	1.760%	50,000	49,908,333
6/15/18	1.760%	176,579	176,203,943
6/20/18	1.760%	158,820	158,431,414
6/27/18	1.760%	100,000	99,756,166
7/13/18	1.870%	1,000	996,462
7/20/18	1.870%	102,000	101,587,920
7/25/18	1.870%	50,000	49,780,653
8/29/18	1.940%	50,000	49,691,667
8/31/18	1.940%	50,000	49,688,392
Federal Home Loan Mortgage Corp. 6/22/18	1.250%	5,000	4,998,115
(1 Month LIBOR - 0.16%), 5/18/18(a)	1.729%	1,250	1,249,983
(1 Month LIBOR - 0.15%), 2/12/19(a)	1.744%	45,000	45,000,000
(1 Month LIBOR - 0.12%), 11/27/18(a)	1.775%	50,000	50,000,000
Federal National Mortgage Association 5/21/18	0.875%	2,020	2,019,299
U.S. Treasury Bill 6/21/18	1.715%	50,000	49,892,298
6/28/18	1.722%	100,000	99,716,444
7/12/18	1.769%	100,000	99,685,000
7/05/18	1.778%	150,000	149,573,439
9/20/18	1.947%	100,000	99,230,834

abfunds.com	AB FIXED-INCOME SHARES, INC. | 5

PORTFOLIO OF INVESTMENTS (continued)

	Yield*	Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 7/31/18	0.750%	$100,000	$99,731,158
10/15/18	0.875%	100,000	99,500,194
6/30/18	1.375%	150,000	149,968,029

			5,025,161,252

Repurchase Agreements – 17.4%
Bank of America, NA 1.72%, dated 4/30/18 due 5/01/18 in the amount of $100,004,778 (collateralized by $105,999,000 Federal Farm Credit Systemwide Bond, Federal Home Loan Bank, Federal National Mortgage Association and Tennessee Valley Authority, 1.75% to 3.42% due 9/12/19 to 9/18/37, value $102,000,717)		100,000	100,000,000
Bank of America, NA 1.72%, dated 4/30/18 due 5/01/18 in the amount of $100,004,265 (collateralized by $107,382,000 U.S. Treasury Bond, 2.75% due 11/30/42, value $102,004,351)		99,999	99,999,487
Chase Manhattan Bank, NA 1.70%, dated 4/30/18 due 5/01/18 in the amount of $100,004,722 (collateralized by $112,687,500 U.S. Treasury Bond, 2.50% to 2.75% due 11/15/42 to 5/15/46, value $102,001,316)		100,000	100,000,000
Credit Suisse Securities LLC 1.70%, dated 4/30/18 due 5/01/18 in the amount of $100,004,722 (collateralized by $102,555,000 U.S. Treasury Note, 2.75% due 2/28/25, value $102,001,038)		100,000	100,000,000
Goldman Sachs & Co. 1.71%, dated 4/30/18 due 5/01/18 in the amount of $125,005,938 (collateralized by $207,295,204 Government National Mortgage Association and U.S. Treasury Note, 0.625% to 6.00% due 7/15/21 to 2/15/53, value $127,500,000)		125,000	125,000,000

6 | AB FIXED-INCOME SHARES, INC.	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Principal Amount (000)	U.S. $ Value

JPMorgan Securities LLC 1.76%, dated 4/30/18 due 5/01/18 in the amount of $150,007,577 (collateralized by $156,863,000 U.S. Treasury Note, 1.87% due 5/31/22, value $153,007,729)	$150,000	$150,000,244
Mizuho Securities USA, Inc. 1.72%, dated 4/30/18 due 5/01/18 in the amount of $100,004,778 (collateralized by $78,625,000 U.S. Treasury Note, 6.50% due 11/30/26, value $102,004,873)	100,000	100,000,000
Mizuho Securities USA, Inc. 1.73%, dated 4/30/18 due 5/01/18 in the amount of $157,007,545 (collateralized by $162,220,400 U.S. Treasury Note, 0.875% to 1.50% due 6/15/19 to 5/15/20, value $160,140,065)	157,000	157,000,000
Toronto-Dominion Bank NY 1.72%, dated 4/30/18 due 5/01/18 in the amount of $125,005,972 (collateralized by $ 130,041,100 Federal Farm Credit Bank and U.S. Treasury Note, 0.00% to 2.00% due 9/25/19 to 2/15/23, value $127,500,082)	125,000	125,000,000

		1,056,999,731

Total Investments – 100.0% (cost $6,082,160,983)		6,082,160,983
Other assets less liabilities – 0.0%		(674,659)

Net Assets – 100.0%		$6,081,486,324

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2018.

Glossary:

FCPR – U.S. Federal Reserve Bank Prime Loan Rate

LIBOR – London Interbank Offered Rates

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 7

STATEMENT OF ASSETS & LIABILITIES

April 30, 2018

Assets
Investments in securities, at value (cost $5,025,161,252)	$5,025,161,252
Repurchase agreements, at value (cost $1,056,999,731)	1,056,999,731
Cash	3,453,005
Interest receivable	3,833,151
Receivable for capital stock sold	795,325

Total assets	6,090,242,464

Liabilities
Payable for capital stock redeemed	7,564,140
Advisory fee payable	889,162
Distribution fee payable	80,535
Transfer Agent fee payable	36,937
Administrative fee payable	30,346
Directors’ fees payable	2,027
Accrued expenses and other liabilities	152,993

Total liabilities	8,756,140

Net Assets	$6,081,486,324

Composition of Net Assets
Capital stock, at par	$3,040,796
Additional paid-in capital	6,078,504,223
Accumulated net realized loss on investment transactions	(58,695)

Net Assets	$6,081,486,324

Net Asset Value Per Share—110 billion shares of capital stock authorized, $0.0005 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$112,059,415	112,077,185	$1.00

B	$1,380,001	1,379,842	$1.00

C	$6,442,780	6,443,965	$1.00

Advisor	$8,300,032	8,289,445	$1.00

K	$38,041,911	38,050,558	$1.00

I	$9,079,440	9,077,174	$1.00

1	$515,912,872	515,946,095	$1.00

AB	$5,390,259,870	5,390,318,594	$1.00

Institutional	$10,003	10,003	$1.00

See notes to financial statements.

8 | AB FIXED-INCOME SHARES, INC.	abfunds.com

STATEMENT OF OPERATIONS

Year Ended April 30, 2018

Investment Income
Interest		$76,170,162
Expenses
Advisory fee (see Note B)	$12,734,169
Distribution fee—Class A	137,250
Distribution fee—Class B	6,858
Distribution fee—Class C	27,236
Distribution fee—Class K	47,685
Distribution fee—Class 1	284,487
Transfer agency—Class A	93,908
Transfer agency—Class B	1,447
Transfer agency—Class C	6,522
Transfer agency—Advisor Class	6,781
Transfer agency—Class K	18,577
Transfer agency—Class I	773
Transfer agency—Class 1	15,077
Transfer agency—Class AB	18,898
Custodian	280,768
Registration fees	250,094
Administrative	100,518
Legal	205,071
Audit and tax	59,554
Printing	41,047
Directors’ fees	27,790
Miscellaneous	67,028

Total expenses	14,431,538
Less: expenses waived and reimbursed by the Distributor (see Note C)	(503,516)

Net expenses		13,928,022

Net investment income		62,242,140

Realized Gain on Investment Transactions
Net realized gain on investment transactions		9,661

Contributions from Affiliates (see Note B)		350

Net Increase in Net Assets from Operations		$62,252,151

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 9

STATEMENT OF CHANGES IN NET ASSETS

Year Ended April 30, 2018	Year Ended April 30, 2017
Increase in Net Assets from Operations
Net investment income	$62,242,140	$21,648,018
Net realized gain on investment transactions	9,661	122,092
Contributions from Affiliates (see Note B)	350	– 0	–

Net increase in net assets from operations	62,252,151	21,770,110
Dividends and Distributions to Shareholders from
Net investment income
Class A	(555,958)	– 0	–
Class B	(6,677)	– 0	–
Class C	(36,356)	– 0	–
Advisor Class	(40,622)	– 0	–
Class K	(207,451)	– 0	–
Class I	(45,887)	– 0	–
Class 1	(3,350,201)	– 0	–
Class AB	(57,998,889)	(21,647,633)
Institutional Class	(99)	(32)
Net realized gain on investment transactions
Class AB	– 0	–	(149,314)
Capital Stock Transactions
Net increase (decrease)	360,445,989	(1,667,415,383)

Total increase (decrease)	360,456,000	(1,667,442,252)
Net Assets
Beginning of period	5,721,030,324	7,388,472,576

End of period (including undistributed net investment income of $0 and $0, respectively)	$6,081,486,324	$5,721,030,324

See notes to financial statements.

10 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2018

NOTE A

Significant Accounting Policies

AB Fixed-Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of the AB Government Money Market Portfolio (the “Portfolio”). The investment objective of the Portfolio is maximum current income to the extent consistent with safety of principal and liquidity. The Portfolio acquired the assets and liabilities of AB Bond Fund, Inc.—AB Government Reserves Portfolio and AB Government Exchange Reserves in a reorganization that was effective at the close of business November 10, 2017 (the “Reorganization”). The Reorganization was approved by the Funds’ Boards of Directors/Trustees pursuant to an Agreement and Plan of Acquisition and Liquidation (the “Reorganization Agreement”) (see Note G for additional information). Prior to June 1, 2016, the Portfolio offered one class of shares exclusively to institutional clients of AllianceBernstein L.P. (the “Adviser”), including the mutual funds managed by the Adviser. Effective June 1, 2016, the Portfolio adopted a multiclass plan under Rule 18f-3 of the Investment Company Act of 1940. Pursuant to the plan, the Portfolio is authorized to issue 11 classes of shares: Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class 1, Class Z, Class AB and Institutional Class shares. Class R and Class Z shares have been not been issued. Shareholders who owned shares of the Portfolio prior to June 1, 2016 are Class AB shareholders. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Class A shares are sold for cash without an initial sales charge at the time of purchase. However, on cash purchases of $1,000,000 or more, a contingent deferred sales charge (“CDSC”) equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other AB mutual funds, subject, in the case of Class A shares of the Portfolio that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Portfolio also are offered in exchange for Class A shares of other AB mutual funds without any sales charge at the time of purchase, but on Class A shares of the Portfolio that were received in exchange for another AB mutual fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Portfolio are redeemed within one year of the AB mutual fund Class A shares originally purchased for cash. Class B shares are sold for cash, to the extent described in the prospectus, without an initial sales charge. However, a CDSC is charged if shares are redeemed within four

abfunds.com	AB FIXED-INCOME SHARES, INC. | 11

NOTES TO FINANCIAL STATEMENTS (continued)

years after purchase. The CDSC charge declines from 4% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolio to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolio’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged, to the extent described in the prospectus, for Class B shares of other AB mutual funds. Class B shares also are offered in exchange, to the extent described in the prospectus, for Class B shares of other AB mutual funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of AB mutual fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the AB mutual fund Class B shares originally purchased for cash at the time of their purchase. Class C shares are sold for cash or in exchange for Class C shares of another AB mutual fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another AB mutual fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Class K, Class I and Class 1 shares are sold for cash or in exchange of the same class of shares of another AB mutual fund without an initial sales charge or CDSC. Class I shares are not subject to ongoing distribution expenses. Class I shares are also available for the investment of cash collateral related to the AB funds’ securities lending programs. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

12 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, which approximates market value. Under such method a portfolio instrument is valued at cost and any premium or discount is amortized or accreted, respectively, on a constant basis to maturity.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 13

NOTES TO FINANCIAL STATEMENTS (continued)

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$5,025,161,252		$	– 0	–	$5,025,161,252
Repurchase Agreements		1,056,999,731		– 0	–		– 0	–	1,056,999,731

Total(a)		$1,056,999,731		$5,025,161,252		$	– 0	–	$6,082,160,983

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Fund’s Board of Directors (the “Board”), including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Interest income is accrued daily and includes amortization of premiums and accretions of discounts as adjustments to interest income. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income and are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 15

NOTES TO FINANCIAL STATEMENTS (continued)

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Repurchase Agreements

It is the Portfolio’s policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Effective June 1, 2016, the Portfolio pays the Adviser an advisory fee at the annual rate of .20% on average daily assets. Prior to June 1, 2016 the Portfolio paid no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervision of the Board. Pursuant to the Advisory Agreement, the Portfolio paid $100,518 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the year ended April 30, 2018.

During the year ended April 30, 2018, the Adviser reimbursed the Portfolio $350 for trading losses incurred due to a trade entry error.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $117,304 for the year ended April 30, 2018.

16 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolio’s shares. The Distributor has advised the Portfolio that it has received $475, $527 and $262 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended April 30, 2018.

NOTE C

Distribution Services Agreement

The Portfolio has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B, Class C, Class K and Class 1. Under the Agreement, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of .25% of the Portfolio’s average daily net assets attributable to Class A shares, 1% of the Portfolio’s average daily net assets attributable to Class B shares, .75% of the Portfolio’s average daily net assets attributable to Class C shares, .25% of the Portfolio’s average daily net assets attributable to Class K shares and .10% of the Portfolio’s average daily net assets attributable to Class 1 shares. There are no distribution and servicing fees on the Advisor Class, Class I, Class AB and Institutional Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended April 30, 2018, the Distributor has voluntarily agreed to waive all of the distribution fees in the amount of $137,250, $6,858, $27,236, $47,685 and $284,487 for Class A, Class B, Class C, Class K and Class 1 shares, respectively, limiting the effective annual rate to 0.00% for the Class A, Class B, Class C, Class K and Class 1 shares.

NOTE D

Investment Transactions, Income Taxes and Distributions to Shareholders

At April 30, 2018, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

The tax character of distributions paid during the fiscal years ended April 30, 2018 and April 30, 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$62,242,140	$21,796,979

Total taxable distributions	$62,242,140	$21,796,979

abfunds.com	AB FIXED-INCOME SHARES, INC. | 17

NOTES TO FINANCIAL STATEMENTS (continued)

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(58,695)	(a)

Total accumulated earnings/(deficit)	$(58,695)

(a)	As of April 30, 2018, the Portfolio had a net capital loss carryforward of $58,695.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of April 30, 2018, the Portfolio had a net short-term capital loss carryforward of $58,646 and a net long-term capital loss carryforward of $49, which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to contributions from Affiliates and the tax treatment of a corporate restructuring resulted in a net increase in accumulated net realized loss on investment transactions, and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE E

Capital Stock

The Portfolio has allocated 70,000,000,000 of authorized shares of which 5,000,000,000 are allocated to each of Class A, Class B, Class C, Advisor Class, Class K, Class I, Class 1 and Institutional Class and 20,000,000,000 to Class AB. Transactions, all at $1.00 per share, were as follows:

	Shares
	Year Ended April 30, 2018	Year Ended April 30, 2017

Class A(a)
Shares sold	18,926,105	– 0	–

Shares issued in reinvestment of dividends	555,958	– 0	–

Shares converted from Class B	200,954	– 0	–

Shares converted from Class C	237,466	– 0	–

Shares redeemed	(39,594,316)	– 0	–

Shares issued with merger	131,751,018	– 0	–

Net increase	112,077,185	– 0	–

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Year Ended April 30, 2018	Year Ended April 30, 2017

Class B(a)
Shares sold	168,264	– 0	–

Shares issued in reinvestment of dividends	6,677	– 0	–

Shares converted to Class A	(200,954)	– 0	–

Shares redeemed	(168,094)	– 0	–

Shares issued with merger	1,573,949	– 0	–

Net increase	1,379,842	– 0	–

Class C(a)
Shares sold	2,180,079	– 0	–

Shares issued in reinvestment of dividends	36,356	– 0	–

Shares converted to Class A	(237,466)	– 0	–

Shares redeemed	(3,818,403)	– 0	–

Shares issued with merger	8,283,399	– 0	–

Net increase	6,443,965	– 0	–

Advisor Class(a)
Shares sold	7,514,975	– 0	–

Shares issued in reinvestment of dividends	40,622	– 0	–

Shares redeemed	(7,344,808)	– 0	–

Shares issued with merger	8,078,656	– 0	–

Net increase	8,289,445	– 0	–

Class K(a)
Shares sold	69,240,985	– 0	–

Shares issued in reinvestment of dividends	207,451	– 0	–

Shares redeemed	(69,050,651)	– 0	–

Shares issued with merger	37,652,773	– 0	–

Net increase	38,050,558	– 0	–

Class I(a)
Shares sold	5,741,596	– 0	–

Shares issued in reinvestment of dividends	45,887	– 0	–

Shares redeemed	(4,174,606)	– 0	–

Shares issued with merger	7,464,297	– 0	–

Net increase	9,077,174	– 0	–

Class 1(a)
Shares sold	567,778,046	– 0	–

Shares issued in reinvestment of dividends	3,350,201	– 0	–

Shares redeemed	(704,633,637)	– 0	–

Shares issued with merger	649,451,485	– 0	–

Net increase	515,946,095	– 0	–

abfunds.com	AB FIXED-INCOME SHARES, INC. | 19

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares
	Year Ended April 30, 2018		Year Ended April 30, 2017

Class AB
Shares sold	46,833,793,923		44,776,222,620

Shares issued on reinvestment of dividends and distributions	57,998,889		21,673,779

Shares redeemed	(47,222,562,896)		(46,465,321,785)

Net decrease	(330,770,084)		(1,667,425,386)

Institutional Class(b)
Shares sold	– 0	–	10,003

Shares issued on reinvestment of dividends	99		27

Shares redeemed	(99)		(27)

Net increase	– 0	–	10,003

(a)	Commenced distribution on November 10, 2017.

(b)	Commenced distribution on June 1, 2016.

NOTE F

Risks Involved in Investing in the Portfolio

Money Market Fund Risk and Regulatory Developments—Money market funds are sometimes unable to maintain a net asset value (“NAV”) at $1.00 per share and, as it is generally referred to, “break the buck.” In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Portfolio’s shareholders should not rely on or expect an affiliate of the Portfolio to purchase distressed assets from the Portfolio, make capital infusions, enter into credit support agreements or take other actions to prevent the Portfolio from breaking the buck. In addition, significant redemptions by large investors in the Portfolio could have a material adverse effect on the Portfolio’s other shareholders. The Portfolio’s NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

Under Rule 2a-7 of the Investment Company Act of 1940, the Portfolio is permitted, but not required, at the discretion of the Portfolio’s Board, under certain circumstances of impaired liquidity of the Portfolio’s investments, to impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Board has determined not to impose liquidity fees on, or suspend, redemptions.

Interest Rate Risk—Changes in interest rates will affect the yield and value of the Portfolio’s investments in short-term securities. A decline in interest rates will affect the Portfolio’s yield as these securities mature or are sold and the Portfolio purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The Portfolio may be subject to heightened interest rate risk due to rising rates as the current period of historically low rates may be ending. The change in value of short-term securities is usually smaller than for securities with longer maturities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Credit Risk—Credit risk is the possibility that a security’s credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). If a counterparty to a repurchase agreement defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Portfolio might be delayed in selling the collateral. The Portfolio’s investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Portfolio from selling out of these securities at an advantageous time or price.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

NOTE G

Merger and Reorganization

At a meeting held on August 2, 2017, the Boards of Directors/Trustees of the Fund and AB Government Exchange Reserves and AB Bond Fund, Inc. – AB Government Reserves Portfolio approved the Plan of Reorganization providing for the tax-free acquisition by the Portfolio of the assets and liabilities of AB Government Exchange Reserves and AB Government Reserves Portfolio. The acquisition was completed at the close of business November 10, 2017. Pursuant to the Reorganization, the assets and liabilities of the AB Government Exchange Reserves and AB Government Reserves Portfolio shares were transferred in exchange for the shares of the same class of the Portfolio, except that Class R shareholders of AB Government Exchange Reserves received Class I shares of the Portfolio, in a tax-free exchange as follows:

	Shares outstanding before the Reorganization	Shares outstanding immediately after the Reorganization		Aggregate net assets before the Reorganization		Aggregate net assets immediately after the Reorganization
AB Government Exchange Reserves	194,804,836	– 0	–	$194,790,162	+	$	– 0	–
AB Government Reserves Portfolio	649,451,484	– 0	–	$649,417,968	++	$	– 0	–
The Portfolio	6,031,315,101	6,875,571,421		$6,031,253,695	+++		$6,875,461,825

+	Includes distributions in excess of undistributed net investment income of $0, accumulated realized gain on investments of $10,517 and investments at amortized cost of $194,721,192.

++	Includes undistributed net investment income of $0, accumulated realized loss on investments of $3,206 and investments at amortized cost of $648,956,209.

+++	Includes undistributed net investment income of $0, accumulated realized loss on investments of $58,899 and investments at amortized cost of $6,027,742,448.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 21

NOTES TO FINANCIAL STATEMENTS (continued)

Assuming the acquisition of AB Government Exchange Reserves and AB Government Reserves Portfolio had been completed on May 1, 2017, the beginning of the annual reporting period of the Portfolio, the Portfolio’s pro forma results of operations for the year ended April 30, 2018, are as follows:

Net investment income	$65,482,121
Net realized gain on investments	9,388

Net increase in net assets resulting from operations	$65,491,509

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Portfolio that have been included in the Portfolio’s Statement of Operations since November 10, 2017.

For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from AB Government Exchange Reserves and AB Government Reserves Portfolio was carried forward to align ongoing reporting of the Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

22 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0048
Net realized and unrealized loss on investment transactions‡	(.0001)

Net increase in net asset value from operations	.0047

Less: Dividends
Dividends from net investment income	(.0047)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,059
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%
Expenses, before waivers/reimbursements^	.64%
Net investment income(c)^	1.02%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0046
Net realized and unrealized loss on investment transactions‡	(.0001)

Net increase in net asset value from operations	.0045

Less: Dividends
Dividends from net investment income	(.0045)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.43%
Expenses, before waivers/reimbursements^	1.44%
Net investment income(c)^	.98%

See footnote summary on page 31.

24 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0047
Net realized and unrealized loss on investment transactions(e)	.0000

Net increase in net asset value from operations	.0047

Less: Dividends
Dividends from net investment income	(.0047)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,443
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.40%
Expenses, before waivers/reimbursements^	1.15%
Net investment income(c)^	1.01%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 25

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)	.0048
Net realized and unrealized loss on investment transactions‡	(.0001)

Net increase in net asset value from operations	.0047

Less: Dividends
Dividends from net investment income	(.0047)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,300
Ratio to average net assets of:
Expenses ^	.39%
Net investment income^	1.03%

See footnote summary on page 31.

26 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0051
Net realized and unrealized loss on investment transactions(e)	.0000

Net increase in net asset value from operations	.0051

Less: Dividends
Dividends from net investment income	(.0051)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$38,042
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.32%
Expenses, before waivers/reimbursements^	.57%
Net investment income(c)^	1.09%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 27

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)	.0056
Net realized and unrealized loss on investment transactions‡	(.0002)

Net increase in net asset value from operations	.0054

Less: Dividends
Dividends from net investment income	(.0054)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,079
Ratio to average net assets of:
Expenses^	.24%
Net investment income^	1.19%

See footnote summary on page 31.

28 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class 1
November 10, 2017(a) to April 30, 2018

Net asset value, beginning of period	$ 1.00

Income From Investment Operations
Net investment income(b)(c)	.0056
Net realized and unrealized loss on investment transactions‡	(.0001)

Net increase in net asset value from operations	.0055

Less: Dividends
Dividends from net investment income	(.0055)

Net asset value, end of period	$ 1.00

Total Return
Total investment return based on net asset value(d)	.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$515,913
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.22%
Expenses, before waivers/reimbursements^	.32%
Net investment income(c)^	1.18%

See footnote summary on page 31.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 29

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class AB
	Year Ended April 30,
	2018		2017		2016		2015		2014

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Income From Investment Operations
Net investment income(b)	.0097		.0033	†	.0021		.0011		.0008
Net realized and unrealized gain on investment transactions	.0001		.0001		.0001		(.0003)		.0000	(e)
Contributions from Affiliates	.0000	(e)	– 0	–	.0000	(e)	– 0	–	– 0	–

Net increase in net asset value from operations	.0098		.0034		.0022		.0008		.0008

Less: Dividends and Distributions
Dividends from net investment income	(.0098)		(.0034)		(.0022)		(.0008)		(.0008)
Distributions from net realized gain on investment transactions	– 0	–	(.0000	)(e)	(.0000	)(e)	(.0000	)(e)	(.0000	)(e)

Total dividends and distributions	(.0098)		(.0034)		(.0022)		(.0008)		(.0008)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return
Total investment return based on net asset value(d)	.98%		.35	%†	.22%		.08%		.08%
Ratios/Supplemental Data
Net assets, end of period (000,000’s omitted)	$5,390		$5,721		$7,388		$7,729		$5,770
Ratio to average net assets of:
Expenses	.22%		.19%		.01%		.01%		.01%
Net investment income	.97%		.33	%†	.21%		.08%		.08%

See footnote summary on page 31.

30 | AB FIXED-INCOME SHARES, INC.	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Institutional Class
	Year Ended April 30, 2018	June 1, 2016(a) to April 30, 2017

Net asset value, beginning of period	$ 1.00	$ 1.00

Income From Investment Operations
Net investment income(b)	.0099	.0032
Net realized and unrealized gain (loss) on investment transactions(e)	.0000	.0000

Net increase in net asset value from operations	.0099	.0032

Less: Dividends
Dividends from net investment income	(.0099)	(.0032)

Net asset value, end of period	$ 1.00	$ 1.00

Total Return
Total investment return based on net asset value(d)	.99%	.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10	$10
Ratio to average net assets of:
Expenses	.20%	.20	%^
Net investment income	.99%	.35	%^

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees waived and expenses reimbursed.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Amount is less than $.00005.

‡	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

†	For the year ended April 30, 2017, the amount includes a refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$ .00002	.002%	.002%

^	Annualized.

See notes to financial statements.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 31

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AB Fixed-Income Shares, Inc. and the Shareholders of AB Government Money Market Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Government Money Market Portfolio (the “Portfolio”), the portfolio constituting AB Fixed-Income Shares, Inc., including the portfolio of investments, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of AB Government Money Market Portfolio (the portfolio constituting AB Fixed-Income Shares, Inc.) at April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud,

32 | AB FIXED-INCOME SHARES, INC.	abfunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

June 26, 2018

abfunds.com	AB FIXED-INCOME SHARES, INC. | 33

2018 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during the taxable year ended April 30, 2018.

For foreign shareholders, 90.50% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2019.

34 | AB FIXED-INCOME SHARES, INC.	abfunds.com

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

Michael J. Downey(1)

William H. Foulk, Jr.(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Raymond J. Papera, Senior Vice President

Maria R. Cona, Vice President

Edward J. Dombrowski, Vice President

Lucas Krupa, Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 35

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith+, 58 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business with which he has been associated since prior to 2004.	93	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS
Marshall C. Turner, Jr.#, Chairman of the Board 76 (2006)	Private Investor since prior to 2013. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership, and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB Fund since 1992, and director or trustee of multiple AB Funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such AB Funds since February 2014.	93	Xilinx, Inc. (programmable logic semi-conductors) since 2007

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Michael J. Downey#, 74 (2006)	Private Investor since prior to 2013. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities, Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	93	The Asia Pacific Fund, Inc. (registered investment company) since prior to 2013

William H. Foulk, Jr.#, 85 (1990)	Investment Adviser and an Independent Consultant since prior to 2013. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such AB Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	93	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Nancy P. Jacklin#, 70 (2006)	Private Investor since prior to 2013. Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the AB Funds since August 2014.	93	None

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MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Carol C. McMullen#, 62 (2016)	Managing Director of Slalom Consulting (consulting) since 2014, private investor and member of the Partners Healthcare Investment Committee. Formerly, Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Head of Global Investment Research). She has served on a number of private company and non-profit boards, and as a director or trustee of the AB Funds since June 2016.	93	None

40 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Garry L. Moody#, 66 (2010)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	93	None

abfunds.com	AB FIXED-INCOME SHARES, INC. | 41

MANAGEMENT OF THE FUND (continued)

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INDEPENDENT DIRECTORS (continued)
Earl D. Weiner#, 78 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	93	None

*	The address for each of the Fund’s Directors is c/o AllianceBernstein L.P., Attention: Legal & Compliance Department - Mutual Fund Legal, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

+	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

42 | AB FIXED-INCOME SHARES, INC.	abfunds.com

MANAGEMENT OF THE FUND (continued)

Officer Information

Certain information concerning the Fund’s officers is set forth below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 58	President and Chief Executive Officer	See biography above.

Raymond J. Papera 62	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2013. He is also Director of Fixed Income Taxable Trading and Cash Management.

Maria R. Cona 63	Vice President	Vice President of the Adviser,** with which she has been associated since prior to 2013.

Edward J. Dombrowski 40	Vice President	Vice President of the Adviser,** with which he has been associated since prior to 2013.

Lucas Krupa 31	Vice President	Vice President of the Adviser,** with which he has been associated since prior to 2013.

Emilie D. Wrapp 62	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2013.

Joseph J. Mantineo 59	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2013.

Phyllis J. Clarke 57	Controller	Vice President of ABIS,** with which she has been associated since prior to 2013.

Vincent S. Noto 53	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2013.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at 1-800-227-4618, or visit www.abfunds.com, for a free prospectus or SAI.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 43

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Fixed-Income Shares, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Government Money Market Portfolio (the “Fund”) at a meeting held on October 31-November 2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Company’s Senior Officer. The directors noted that a meeting held on August 1-2, 2017, they had approved the acquisitions of ABF – AB Government Reserves Portfolio and AB Government Exchange Reserves, in separate transactions, by the Fund. The acquisitions will not require shareholder vote and are expected to be consummated on or about November 10, 2017.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall

44 | AB FIXED-INCOME SHARES, INC.	abfunds.com

arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Company’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the

abfunds.com	AB FIXED-INCOME SHARES, INC. | 45

profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2015. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2016 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class AB Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class AB Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

46 | AB FIXED-INCOME SHARES, INC.	abfunds.com

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other AB Funds with a similar investment style.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; (iv) must service, and be marketed to, retail investors and financial intermediaries; and (v) requires a larger sales support infrastructure. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class AB shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class AB expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors

abfunds.com	AB FIXED-INCOME SHARES, INC. | 47

believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

48 | AB FIXED-INCOME SHARES, INC.	abfunds.com

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

abfunds.com	AB FIXED-INCOME SHARES, INC. | 49

NOTES

50 | AB FIXED-INCOME SHARES, INC.	abfunds.com

NOTES

abfunds.com	AB FIXED-INCOME SHARES, INC. | 51

NOTES

52 | AB FIXED-INCOME SHARES, INC.	abfunds.com

AB FIXED-INCOME SHARES, INC.

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FIS-0151-0418

ITEM 2.	CODE OF ETHICS.

(a)    The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b)    During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c)    During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors William H. Foulk, Jr., Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

			Audit-Related
		Audit Fees	Fees	Tax Fees
AB Fixed Income Shares

Government Money Market	2017	$28,814	$2,367	$17,874
	2018	$28,814	$8,065	$31,540

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Fixed Income Shares

Government Money Market	2017	$615,531	$20,241
			$(2,367)
			$(17,874)

	2018	$866,295	$39,605
			$(8,065)
			$(31,540)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 29, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 29, 2018